Business combinations	9 Months Ended	12 Months Ended
	Dec. 27, 2014	Mar. 29, 2014
Business Combinations
Business combinations

3.Business Combinations

Baskins Acquisition Holdings, LLC

Effective May 25, 2013, the Company completed the acquisition of 100% of the member interests in Baskins, including 30 stores and an online retail website. Baskins was a specialty western retailer with stores in Texas and Louisiana, and the acquisition expanded the Company’s operations into these core markets. All of the acquired Baskins stores were subsequently converted into Boot Barn stores. The goodwill represents the additional amounts paid in order to expand the Company’s geographical presence.

The acquisition-date fair value of the consideration transferred totaled $37.7 million, which consisted of $36.0 million in cash and $1.7 million of contingent consideration. The $36.0 million of cash included $13.7 million paid to the members of Baskins, $2.2 million paid into an escrow account and $20.1 million to repay Baskins’ outstanding debt. These payments were partially offset by $1.9 million, which represents the amount of cash on hand immediately prior to the closing of the acquisition. Claims against the escrow account could have been made until November 30, 2014. However, no claims were made as of that date, and the escrow funds were released during the thirteen weeks ended December 27, 2014.

The Company was obligated to make additional earnout payments, contingent on the achievement of milestones relating to 12-month store sales associated with three new stores for the periods beginning January 24, 2013, January 31, 2013 and February 20, 2013 at each of the three stores. The maximum amount payable upon achievement of the milestones was $2.1 million. Each of the milestones was achieved, and the Company made a cash payment of $2.1 million in the fourth quarter of fiscal 2014. As of the acquisition date, the Company estimated that these earnout payments would be $1.7 million, based on then existing facts and circumstances. The estimated fair value of this earnout was determined by using revenue projections and applying a discount rate to reflect the risk of the underlying conditions not being satisfied, such that no payment would be due. The fair value measurement of the earnout was based primarily on significant inputs not observable in the market and thus represents a Level 3 measurement as defined in ASC 820. A total of $0.4 million from the revaluation of contingent consideration was recorded in the fourth quarter of fiscal 2014 to selling, general and administrative expenses in the Company’s consolidated statement of operations.

The total fair value of consideration transferred for the acquisition was allocated to the net tangible and intangible assets based upon the Company’s estimate of their fair values as of the date of the acquisition. The excess of the purchase price over the net tangible and intangible assets was recorded as goodwill. The goodwill is deductible for income tax purposes. The following table summarizes the estimated fair values of the assets acquired and liabilities assumed as of the acquisition date based on the purchase price (in thousands):

At May 25, 2013 (Level 3)

Assets acquired:
Cash and cash equivalents	$1,935
Current assets	22,083
Property and equipment, net	5,850
Intangible assets acquired	5,006
Goodwill	15,064
Other assets	109
Total assets acquired	50,047
Liabilities assumed:
Other current liabilities	12,119
Line of credit - current	10,259
Notes payable - current	9,819
Contingent consideration	1,740
Above-market leases	83
Capital lease obligation	138
Total liabilities assumed	34,158
Total purchase price	$15,889

Definite-lived intangible assets are recorded at their fair value as of the acquisition date with amortization computed utilizing the straight-line method over the assets’ estimated useful lives, with the exception of customer lists, which are amortized based on the estimated attrition rate. The period of amortization for trademarks is six months, non-compete agreements is four years, customer lists is five years, and below-market leases is four to 18 years. For leases under market rent, amortization is based on the discounted future benefits from lease payments under market rents.

Acquisition-related costs are recognized separately from the acquisition and are expensed as incurred. The Company incurred $0.7 million of acquisition-related costs during the thirty-nine weeks ended December 28, 2013. The amount of net revenue and net income of Baskins included in the Company’s condensed consolidated statements of operations from the acquisition date to December 28, 2013 were $41.9 million and $3.3 million, respectively.

Supplemental As Adjusted Data (Unaudited)

The unaudited as adjusted statements of operations data below gives effect to the Baskins acquisition, as well as the Company’s acquisition of RCC on August 31, 2012, as if they had all occurred as of March 30, 2013. These amounts have been calculated after applying the Company’s accounting policies and adjusting the results of Baskins, RCC and Boot Barn Holding Corporation to reflect the effects of amortization of purchased intangible assets and acquired inventory valuation step-up, additional financing as of April 3, 2011 in order to complete the acquisitions, income tax expense and other transaction costs directly associated with the acquisitions such as legal, accounting and banking fees. The adjustments are based upon currently available information and certain assumptions that the Company believes are reasonable under the circumstances. Pre-acquisition net sales and net income numbers for acquired entities are derived from their books and records prepared prior to the acquisition. This as adjusted data is presented for informational purposes only and does not purport to be indicative of the results of future operations or of the results that would have occurred had the acquisitions taken place as of the date noted above.

As adjusted net sales (Unaudited)

(in thousands)	Thirty-Nine Weeks Ended December 28, 2013

Net sales (as reported)	$257,382
Baskins	8,290
As adjusted net sales	$265,672

As adjusted net income (Unaudited)

(in thousands)	Thirty-Nine weeks ended December 28, 2013

Net income (as reported)	$3,768
Baskins	831
RCC	(821)
Boot Barn Holding Corporation	2,593
As adjusted net income	$6,371

3.     Business combinations

In allocating the purchase price of the following acquisitions, the Company recorded all assets acquired and liabilities assumed at fair value. The excess of the purchase price over the aggregate fair values was recorded as goodwill. ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value assigned to identifiable intangible assets acquired was based on estimates and assumptions made by management at the time of the acquisitions.

The purchase price of an acquisition is allocated to the underlying assets acquired and liabilities assumed based upon their estimated fair values as of the date of acquisition. To the extent the purchase price exceeds the fair value of the net identifiable tangible and intangible assets acquired and liabilities assumed such excess is allocated to goodwill. The Company determines the estimated fair values after review and consideration of relevant information, including discounted cash flows, quoted market prices and estimates made by management. The Company adjusts the preliminary purchase price allocation, as necessary, during the measurement period of up to one year after the acquisition closing date as it obtains more information as to facts and circumstances existing as of the acquisition date.

Valuations on acquired intangible assets for acquisitions were completed based on Level 3 inputs. The acquired trademarks, customer lists, below-market leases, above-market leases and non-compete agreements are subject to fair value measurements that were based primarily on significant inputs not observable in the market and thus represent Level 3 measurements. The Company recorded the fair values of acquired trademarks using a relief from royalty method. In the relief from royalty method, the fair value of the intangible asset is estimated to be the present value of the royalties saved because the company owns the intangible asset. Revenue projections and estimated useful life were used in estimating the fair value of the trademarks. The non-compete agreements were calculated using the with-or-without method, which utilizes the probability of these employees competing with the Company and revenue projections to calculate the valuation of non-competition agreements. The valuation of the customer list utilized a replacement cost approach, which provides an estimate of the fair value of an asset based on the estimated costs associated with creating a similar asset of like utility. The replacement cost valuation relies on estimates of the average cost to purchase names on a mailing list, as well as response rates. The valuation of the leases below and above market rent were performed using an income approach and were based upon market rent per square foot and market rate inflation.

Baskins Acquisition Holdings, LLC

Effective May 25, 2013, the Company completed the acquisition of 100% of the member interests in Baskins, including 30 stores and an online retail website. Baskins is a specialty western retailer with stores in Texas and Louisiana, and the acquisition expanded the Company's operations into these core markets. The goodwill represents the additional amounts paid in order to expand the Company's geographical presence.

The acquisition-date fair value of the consideration transferred totaled $37.7 million, which consisted of $36.0 million in cash and $1.7 million of contingent consideration. The $36.0 million of cash included $13.7 million paid to the members of Baskins, $2.2 million paid into an escrow account and $20.1 million to repay Baskins' outstanding debt. These payments were partially offset by $1.9 million, which represents the amount of cash on hand immediately prior to the closing of the acquisition. As of March 29, 2014, $1.7 million remained in an escrow account and is not included in the Company's consolidated balance sheet. Claims against the escrow account can be made until November 30, 2014. Due to the nature of the escrow account, the cash portion of the consideration transferred has been determined only provisionally and is subject to change pending the outcome of potential escrow claims.

The Company was obligated to make additional earnout payments, contingent on the achievement of milestones relating to 12-month store sales associated with three new stores for the periods beginning January 24, 2013, January 31, 2013 and February 20, 2013 at each of the three stores. The maximum amount payable upon achievement of the milestones was $2.1 million. Each of the milestones was achieved, and the Company made a cash payment of $2.1 million in the fourth quarter of fiscal 2014. As of the acquisition date, the Company estimated that these earnout payments would be $1.7 million, based on then existing facts and circumstances. The estimated fair value of this earnout was determined by using revenue projections and applying a discount rate to reflect the risk of the underlying conditions not being satisfied such that no payment would be due. The fair value measurement of the earnout was based primarily on significant inputs not observable in the market and thus represents a Level 3 measurement as defined in ASC 820. A total of $0.4 million from the revaluation of contingent consideration was recorded in fiscal 2014 to selling, general and administrative expenses in the Company's consolidated statement of operations.

The total fair value of consideration transferred for the acquisition was allocated to the net tangible and intangible assets based upon their estimated fair values as of the date of the acquisition. The excess of the purchase price over the net tangible and intangible assets was recorded as goodwill. The goodwill is deductible for income tax purposes. Such estimated fair values require management to make estimates and judgments, especially with respect to intangible assets. The following table summarizes the estimated fair values of the assets acquired and liabilities assumed as of the acquisition date based on the preliminary purchase price (in thousands):

At May 25, 2013 (Level 3)

Assets acquired:
Cash and cash equivalents	$1,935
Current assets	22,083
Property and equipment, net	5,850
Intangible assets acquired	5,006
Goodwill	15,064
Other assets	109

Total assets acquired	50,047

Liabilities assumed:
Other current liabilities	12,119
Line of credit—current	10,259
Notes payable—current	9,819
Contingent consideration	1,740
Above-market leases	83
Capital lease obligation	138

Total liabilities assumed	34,158

Total purchase price	$15,889

Definite-lived intangible assets are recorded at their fair value as of the acquisition date with amortization computed utilizing the straight-line method over the assets' estimated useful lives, with the exception of customer lists, which are amortized based on the estimated attrition rate. The period of amortization for trademarks is six months, non-compete agreements is four to five years, customer lists is five years, and below-market leases is two to 17 years. For leases under market rent, amortization is based on the discounted future benefits from lease payments under market rents.

Acquisition-related costs are recognized separately from the acquisition and are expensed as incurred. Goodwill represents the additional amounts paid in order to expand the Company's geographical presence. The Company incurred $0.7 million of acquisition-related costs in fiscal 2014. The amount of net revenue and net loss of Baskins included in the Company's consolidated statements of operations from the acquisition date to March 29, 2014 were $63.4 million and $0.1 million, respectively.

Acquisitions from prior years

RCC Western Stores, Inc.

On August 31, 2012, the Company acquired 100% of the capital stock of RCC. The primary reason for the acquisition of RCC was to expand its retail operations into 11 additional states. The total purchase price of $43.5 million was paid in cash. The Company acquired $1.5 million in cash as part of the acquisition. Acquisition-related costs totaling $1.1 million are recorded within the consolidated statement of operations for fiscal 2013.

In connection with the acquisition of RCC, the Company entered into certain debt agreements in which loan fees of $1.2 million were incurred and are recorded as prepaid loan fees within other assets in the consolidated balance sheet as of March 30, 2013. In addition, the Company issued 296,725 shares of its common stock in connection with the acquisition for cash proceeds of $2.0 million.

Allocation of the purchase price for the acquisition of RCC was based on the fair value of the net assets that were acquired. As of August 31, 2012, the purchase price was allocated as follows (in thousands):

Significant unobservable inputs (Level 3)

Current assets	$19,528
Property and equipment	3,616
Goodwill	31,103
Intangible assets acquired	5,002
Other assets	21

Total assets acquired	59,270

Current liabilities assumed	10,252
Line of credit—current	5,405
Below market lease liability	154

Total purchase price	$43,459

Definite-lived intangible assets acquired include trademarks, customer list, non-compete agreements and below-market leases. The amount of net revenue and net loss of RCC included in the Company's consolidated statements of operations from the acquisition date to March 30, 2013 were $35.5 million and $0.5 million, respectively.

Boot Barn Holding Corporation

Effective December 12, 2011, the Company acquired the Predecessor. The primary reason for the Predecessor acquisition was to monetize the initial investment made by the Predecessor. Of the total purchase price, $88.1 million was paid in cash, and $2.6 million was contributed in the form of equity interests by new investors and former owners of the Predecessor. The Company acquired $2.5 million in cash as part of the transaction. Acquisition-related costs totaled $3.0 million and $7.3 million for the Successor and Predecessor periods, respectively, and are recorded within the fiscal 2012 consolidated statement of operations. All costs were incurred by Boot Barn Holding Corporation in the respective periods.

Allocation of the purchase price for the Predecessor is based on estimates of the fair value of net assets acquired. As of December 11, 2011, the purchase price was allocated as follows (in thousands):

Significant unobservable inputs (Level 3)

Current assets	$71,869
Property and equipment	6,228
Goodwill	46,930
Intangible assets acquired	56,380
Other assets	336

Total assets acquired	181,743

Current liabilities assumed	36,087
Line of credit—current	21,692
Below market lease liability	33,214

Total purchase price	$90,750

The change in the carrying amount of goodwill is as follows (in thousands):

Balance as of March 31, 2012	$46,930
Goodwill as a result of the RCC Acquisition	31,103

Balance as of March 30, 2013	78,033
Goodwill as a result of the Baskins Acquisition	15,064

Balance as of March 29, 2014	$93,097

Supplemental as adjusted data (unaudited)

The unaudited as adjusted statements of operations data below gives effect to the acquisitions described above, as if they had all occurred as of April 3, 2011. These amounts have been calculated after applying the Company's accounting policies and adjusting the results of Baskins, RCC and the Predecessor to reflect the effects of amortization of purchased intangible assets and acquired inventory valuation step-up, additional financing as of April 3, 2011 in order to complete the acquisitions, income tax expense and other transaction costs directly associated with the acquisitions such as legal, accounting and banking fees. The adjustments are based upon currently available information and certain assumptions that the Company believes are reasonable under the circumstances. Pre-acquisition net sales and net income numbers for acquired entities are derived from their books and records prepared prior to the acquisition. This as adjusted data is presented for informational purposes only and does not purport to be indicative of the results of future operations or of the results that would have occurred had the acquisitions taken place as of the date noted above.

As adjusted net sales—unaudited (in thousands)	March 29, 2014	March 30, 2013	(Successor) December 12, 2011 to March 31, 2012	(Predecessor) April 3, 2011 to December 12, 2011

Net sales (as reported)	$345,868	$233,203	$58,267	$110,429
Baskins	8,290	58,058	18,169	29,118
RCC	—	21,503	16,595	31,246
Boot Barn Holding Corporation	—	—	—	—

As adjusted net sales	$354,158	$312,764	$93,031	$170,793

As adjusted net income (loss)— unaudited (in thousands)	March 29, 2014	March 30, 2013	(Successor) December 12, 2011 to March 31, 2012	(Predecessor) April 3, 2011 to December 12, 2011

Net income (loss) (as reported)	$5,660	$680	$(4,601)	$(660)
Baskins	580	396	468	(3,831)
RCC	(1,100)	2,818	413	(7,108)
Boot Barn Holding Corporation	3,183	4,487	8,125	(15,794)

As adjusted net income (loss)	$8,323	$8,381	$4,405	$(27,393)